ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Belgium — 1.0%
Information Technology — 1.0%	107,381	$1,131,796
Materialise ADR *

Total Belgium		1,131,796
China — 1.1%
Consumer Discretionary — 1.1%	145,950	1,206,545
JD Health International *

Total China		1,206,545
Denmark — 0.9%
Health Care — 0.9%	40,512	992,425
GN Store Nord

Total Denmark		992,425
France — 1.2%
Health Care — 1.2%	19,110	1,364,392
Eurofins Scientific

Total France		1,364,392
Germany — 1.4%
Health Care — 1.4%	30,571	1,629,201
Siemens Healthineers

Total Germany		1,629,201
Italy — 1.4%
Health Care — 1.4%	12,409	1,607,104
DiaSorin

Total Italy		1,607,104
Japan — 0.8%
Health Care — 0.8%	30,500	882,552
Terumo

Total Japan		882,552
Netherlands — 3.1%
Health Care — 3.1%
Koninklijke Philips	108,176	1,858,131
QIAGEN *	35,273	1,728,377
Total Health Care		3,586,508

Total Netherlands		3,586,508
Switzerland — 2.8%
Health Care — 2.8%
Lonza Group	2,902	1,641,229
Tecan Group	3,596	1,495,153
Total Health Care		3,136,382

Total Switzerland		3,136,382

Description	Shares	Fair Value
United Kingdom — 1.1%
Health Care — 1.1%	92,740	$1,272,452
Smith & Nephew PLC

Total United Kingdom		1,272,452
United States — 85.0%
Health Care — 83.0%
Abbott Laboratories	13,470	1,489,109
Agilent Technologies	9,694	1,474,264
Align Technology *	7,251	1,955,812
Alnylam Pharmaceuticals *	7,576	1,715,206
Arrowhead Pharmaceuticals *	52,345	1,831,552
Avanos Medical *	39,619	1,213,926
Axogen *	80,073	758,291
Azenta *	28,612	1,599,411
Baxter International	21,190	968,171
Becton Dickinson	3,868	975,587
BioMarin Pharmaceutical *	11,437	1,319,258
Bio-Rad Laboratories, Cl A *	3,706	1,732,407
Boston Scientific *	38,109	1,762,541
Bristol-Myers Squibb	13,460	977,869
Butterfly Network *	334,612	920,183
CareDx *	126,280	1,886,623
Catalent *	31,438	1,683,505
Cerus *	250,354	786,112
Charles River Laboratories
International *	7,976	1,940,162
Codexis *	238,054	1,464,032
CONMED	12,196	1,167,889
Danaher	6,312	1,668,767
DexCom *	15,034	1,609,991
Editas Medicine, Cl A *	90,100	891,089
Edwards Lifesciences *	17,050	1,307,735
Exact Sciences *	29,112	1,965,643
Fate Therapeutics *	42,465	253,091
Fulgent Genetics *	45,123	1,524,255
Glaukos *	30,081	1,475,473
Globus Medical, Cl A *	12,437	938,994
Guardant Health *	30,363	954,309
Health Catalyst *	156,610	2,176,879
Hologic *	18,685	1,520,398
Illumina *	7,791	1,668,832
Incyte *	19,653	1,673,256
Insulet *	5,762	1,655,538
Integra LifeSciences Holdings *	31,453	1,802,257
Intuitive Surgical *	6,525	1,603,127
IQVIA Holdings *	7,422	1,702,681
iRhythm Technologies *	15,374	1,511,264
Masimo *	8,299	1,411,494
Medpace Holdings *	6,795	1,502,171
Moderna *	8,957	1,576,969
NanoString Technologies *	186,173	1,969,710
Natera *	42,445	1,822,164
Nevro *	33,010	1,212,127
Novocure *	18,637	1,699,322
Omnicell *	31,437	1,743,810
Penumbra *	8,083	2,024,064
PerkinElmer	12,244	1,683,917
Privia Health Group *	49,373	1,335,046

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value
QuidelOrtho *	14,978	$1,282,267
Regeneron Pharmaceuticals *	2,129	1,614,783
Roche Holding	4,308	1,337,531
STAAR Surgical *	28,047	1,978,716
Stryker	7,304	1,853,828
Tactile Systems Technology *	143,745	1,864,373
Teladoc Health *	33,450	983,430
Thermo Fisher Scientific	3,152	1,797,680
Twist Bioscience *	49,850	1,430,197
Veeva Systems, Cl A *	7,462	1,272,644
Veracyte *	46,623	1,171,636
Vertex Pharmaceuticals *	4,143	1,338,603
		93,431,971
Industrials — 1.0%
3D Systems *	107,291	1,165,180
		1,165,180
Information Technology — 1.0%
Novanta *	7,077	1,142,723
		1,142,723
Total United States		95,739,874
Total Common Stock
(Cost $147,583,476)		112,549,231

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency
Portfolio, Cl Institutional, 4.30%(A)	218,185	218,185

Total Short-Term Investment
(Cost $218,185)		218,185

Total Investments - 100.0%
(Cost $147,801,661)		$112,767,416

Percentages based on Net Assets of $112,760,295.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of January 31, 2023.

ADR – American Depository Receipt

Cl – Class

PLC - Public Limited Company

ROB-QH-001-1900